Note 2 - Significant Accounting Policies	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
2.	Significant a ccounting policies

The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

2.1	Basis of preparation

VivoPower International PLC consolidated financial statements were prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board, IFRIC interpretations and the Companies Act
2006
applicable to companies reporting under IFRS. The consolidated financial statements have been prepared under the historical cost convention.

The preparation of financial statements with adopted IFRS requires the use of critical accounting estimates. It also requires the management to exercise judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where the assumptions and estimates are significant to the consolidated financial statements are disclosed in Note
3.

The financial statements have been prepared on a going concern basis, as the directors believe the Company will be able to meet its liabilities as they fall due.

As at
June 30, 2019,
the Company had unrestricted cash totaling
$7.1
million, compared to
$4.5
million as at
March 31, 2019
and
$1.9
million as at
March 31, 2018.

During the period ended
June 30, 2019,
the Company reduced general and administrative expenses within the Solar Development and Corporate segments by a further
$2.0
million on an annualized basis, in comparison to the year ended
March 31, 2019,
and has plans to implement further reductions going forward. The Company’s Critical Power Services segment represented by J.A. Martin Electrical Pty Limited and Kenshaw Electrical Pty Limited produced
$1.1
million EBITDA for the
three
months ended
June 30, 2019
and is expected to continue to perform at or above this level going forward.

The Company is also engaged in a financing initiative with respect to these businesses which is expected to release the restricted cash of
$0.6
million and provide up to
$1.0
million of additional working capital. Lastly, the Company is actively engaged in a process to enhance value with a view to selling its investment in the ISS Joint Venture, with
$13.5
million classified as assets held for sale; this investment is expected to be realized in cash over the next
12
months. The Directors believe these actions provide sufficient cash to support business operations and meet obligations as they become due through
August 2020.

To ensure success of the business, the directors have prepared and reviewed additional plans to mitigate any cash flow risk that may
arise during the next
twelve
months. These actions include the implementation of further operational cost reductions and a further sale of assets as required.

Based on the foregoing, the directors believe that the Company is well placed to manage its business risk successfully, despite some current economic and political uncertainty. The directors therefore have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they have continued to adopt the going concern basis in preparing these financial statements.

All financial information presented in US dollars has been rounded to the nearest thousand.

2.2	Basis of consolidation

The consolidated financial statements include those of VivoPower International PLC and all of its subsidiary undertakings.

Subsidiary undertakings are those entities controlled directly or indirectly by the Company. The Company controls an investee when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The results of the subsidiaries acquired are included in the consolidated Statement of Comprehensive Income from the date of acquisition using the same accounting policies of those of the Group. All business combinations are accounted for using the purchase method. The consideration transferred in a business combination is the fair value at the acquisition date of the assets transferred and the liabilities incurred by the Group and includes the fair value of any contingent consideration arrangement. Acquisition-related costs are recognized in the income statement as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value at the acquisition date.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with those used by other members of the Group.

All intra-group balances and transactions, including any unrealized income and expense arising from intra-group transactions, are eliminated in full in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity invested investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no
evidence of impairment.

Joint arrangements
The Company applies IFRS
11
to all joint arrangements. Under IFRS
11,
investments in joint arrangements are classified as either joint operations or joint ventures, depending on the contractual rights and obligations of each investor. VivoPower has assessed the nature of its joint arrangement and determined it to be a joint venture, which is accounted for using the equity method.

2.3	Intangible assets

All intangible assets, except goodwill, are stated at fair value less accumulated amortization and any accumulated impairment losses. Goodwill is not
amortized and is stated at cost less any accumulated impairment losses.

Goodwill
Goodwill arose on the effective acquisition of VivoPower Pty Limited and Aevitas Group Limited (“Aevitas”). Goodwill is reviewed annually to test for impairment.

Other intangible assets
Intangible assets acquired through a business combination are initially measured at fair value and then amortized over their useful economic lives.

Amortization is calculated on a straight-line basis to write down the assets over their useful economic lives at the following rates:

Customer relationships –
10
years
Trade names –
15
-
25
years
Favorable supply contracts –
15
years
Databases –
5
years

2.4	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and the costs directly attributable to bringing the asset into use.

When parts of an item of property, plant and equipment have different useful lives, they are accounted as separate items (major components) of property, plant and equipment.

Depreciation is calculated on a straight-line basis so as to write down the assets to their estimated residual value over their useful economic lives at the following rates:

Computer equipment -
3
years
Fixtures and fittings -
3
years
Motor vehicles -
5
years
Plant and equipment –
3.5
to
10
years
Right-of-use assets – remaining term of lease:
2
months to
6
years

2.5	Assets classified as held for sale

Assets are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying value and fair value less costs to sell. An impairment loss is recognized for any subsequent write-down of the asset to fair value less costs to sell.

2.6	Leases

The Group leases offices, workshops, motor vehicles, and equipment for fixed periods of
2
months to
6
years, but
may
have extension options. Extension options are
not
recognized by the Group in the determination of lease liabilities unless renewals are reasonably certain.

Contracts
may
contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. However, for leases of real estate for which the Group is a lessee, it has elected not
to separate lease and non-lease components and instead accounts for these as a single lease component.

Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not
impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may
not
be used as security for borrowing purposes.

Until
March 31, 2019,
leases of property, plant and equipment were classified as either finance leases or operating leases, as further described below. From
April 1, 2019,
leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. The Group has applied IFRS
16
using the modified retrospective approach.

Assets and liabilities arising from a lease are initially measured on a present value basis, with lease payments discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, the Group’s incremental borrowing rate is used. The Group presents lease liabilities in loans and borrowings in the statement of financial position.

Lease payments are allocated between principal and finance cost. The finance cost is charged to the Statement of Comprehensive Income over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are presented in property, plant and equipment and depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

Prior to
April 1, 2019,
leases were classified as finance leases whenever the terms of the lease transferred substantially all the risks and rewards of ownership to the lessee. All other leases were classified as operating leases. Assets held under finance leases were initially recognized as property, plant and equipment at an amount equal to the fair value of the leased assets or, if lower, the present value of the minimum lease payments at the inception of the lease, and then depreciated over their useful economic lives. Lease payments were apportioned between the repayment of capital and interest. The capital element of future lease payments was included in the Statement of Financial Position as a liability. Interest was charged to the Statement of Comprehensive Income so as to achieve a constant rate of interest on the remaining balance of the liability. Rentals payable under operating leases were charged to the Statement of Comprehensive Income on a straight-line basis over the lease term. Operating lease incentives were recognized as a reduction in the rental expense over the lease term.

2.7	Impairment of non-financial assets

Goodwill is allocated to cash-generating units for the purposes of impairment testing. The recoverable amount of the cash-generating unit (‘CGU’) to which the goodwill relates is tested annually for impairment or when events or changes to circumstances indicate that it might be impaired.

The carrying values of property, plant and equipment, investments and intangible assets other than goodwill are reviewed for impairment only when events indicate the carrying value may
be impaired.

In an impairment test the recoverable amount of the cash-generating unit or asset is estimated in order to determine the existence or extent of any impairment loss. The recoverable amount is the higher of fair value less costs to sell and the value in use to the Group. An impairment loss is recognized to the extent that the carrying value exceeds the recoverable amount. In determining a cash-generating unit’s or asset’s value in use, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time-value of money and risks specific to the cash-generating unit or asset that have not
already been included in the estimate of future cash flows. All impairment losses are recognized in the Statement of Comprehensive Income.

An impairment loss in respect of goodwill is
not
reversed. In the case of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no
longer exists. These impairment losses are reversed if there has been any change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent so that the asset’s carrying amount does not
exceed the carrying value that would have been determined, net of depreciation or amortization, if no
impairment loss had been recognized.

2.8	Financial instruments

Financial assets and liabilities are recognized in the Group’s Statement of Financial Position when the Group becomes a party to the contracted provision of the instrument. The following policies for financial instruments have been applied in the preparation of the consolidated financial statements.

From
April 1, 2018,
the Company classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value through profit or loss; and,

•	those to be measured at amortized cost.

The classification depends on the business model for managing the financial assets and the contractual terms of the cash flows. Financial assets are classified as at amortized cost only if both of the following criteria are met:

•	the asset is held within a business model whose objective is to collect contractual cash flows; and,

•	the contractual terms give rise to cash flows that are solely payments of principal and interest.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	in the principal market for the asset or liability; or,

•	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 - quoted (unadjusted) market prices in active markets for identical assets or liabilities;

•	Level 2 - valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and

•	Level 3 - valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

Cash and cash equivalents
For the purpose of preparation of the Statement of Cash Flow, cash and cash equivalents includes cash at bank and in hand.

Restricted cash
Restricted cash are cash and cash equivalents whose availability for use within the Group is subject to certain restrictions by third
parties.

Bank borrowings
Interest-bearing bank loans are recorded at the proceeds received. Direct issue costs paid on the establishment of loan facilities are recognized over the term of the loan on a straight-line basis. The initial payment is taken to the Statement of Financial Position and then amortized over the full-length of the facility.

Trade and other receivables
Trade and other receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for the expected future issue of credit notes and for non-recoverability due to credit risk. The Group applies the IFRS
9
simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets. To measure expected credit losses, trade receivables and contract assets have been grouped based on shared risk characteristics. In the year ended
March 31, 2018,
the impairment was based on the incurred loss model.

Trade and other payables
Trade and other payables are non-interest bearing and are stated at amortized cost using the effective interest method.

Share Capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.

Repurchase of share capital (treasury shares)
When share capital recognized as equity is repurchased as equity by the Company the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity, and excluded from the number of shares in issue when calculating earnings per share.

2.9	Taxation

Income tax expense comprises current and deferred tax.

Current tax is recognized based on the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is provided on temporary timing differences that arise between the carrying amounts of assets and liabilities for financial reporting purposes and their corresponding tax values. Liabilities are recorded on all temporary differences except in respect of initial recognition of goodwill and in respect of investments in subsidiaries where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that it will not
reverse in the foreseeable future. Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the asset can be offset. Deferred tax is measured on an undiscounted basis using the tax rates and laws that have been enacted or substantively enacted by the end of the accounting period.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities, they relate to income taxes levied by the same tax authority and the Group intends to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

Current and deferred tax are recognized in the Statement of Comprehensive Income, except when the tax relates to items charged or credited directly to equity, in which case it is dealt with directly in equity.

2.10	Provisions

Provisions are recognized when the Group has a present obligation because of a past event, it is probable that the Group will be required to settle that obligation, and it can be measured reliably.

Provisions are measured at the directors’ best estimate of the expenditure required to settle the obligation at the date of Statement of Financial Position.

Where the time value of money is material, provisions are measured at the present value of expenditures expected to be paid in settlement.

2.11	Earnings per share

The Group presents basic and diluted earnings per share (“EPS”) data for ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares, excluding the shares held as treasury shares. Currently there are no
diluting effects on EPS for ordinary shares, therefore, diluted EPS is the same as basic EPS.

2.12	Foreign currencies

The Company’s functional and presentational currency is the US dollar. Items included in the separate financial statements of each Group entity are measured in the functional currency of that entity. Transactions denominated in foreign currencies are translated into the functional currency of the entity at the rates of exchange prevailing at the dates of the individual transactions. Foreign currency monetary assets and liabilities are translated at the rates of exchange prevailing at the end of the reporting period.

Exchange gains and losses arising are charged to the Statement of Comprehensive Income within finance income or expenses. The Statement of Comprehensive and Statement of Financial Position of foreign entities are translated into US dollars on consolidation at the average rates for the period and the rates prevailing at the end of the reporting period respectively. Exchange gains and losses arising on the translation of the Group’s net investment foreign entities are recognized as a separate component of shareholders’ equity.

Foreign currency denominated share capital and related share premium and reserve accounts are recorded at the historical exchange rate at the time the shares were issued or the equity created.

2.13	Revenue from contracts with customers

Revenue comprises the fair value of the consideration received or receivable for the sale of services in the ordinary course of the Group’s activities. Revenue is shown net of discounts, value-added tax, other sales related taxes, and after the elimination of sales within the Group.

Revenue comprises development revenues, electrical installations, electrical servicing and maintenance and generator sales. Revenue is recognized upon satisfaction of contractual performance obligations.

The Company adopted IFRS
15
“Revenue from Contracts with Customers” with effect from the date of incorporation.

The Group has a number of different revenue streams and the key components in determining the correct recognition are as follows:

Development revenue, which is revenue generated from development services relating to the building and construction of solar projects, is recognized on a percentage completion basis as the value is accrued by the end user over the life of the contract. The periodic recognition is calculated through weekly project progress reports.

On longer-term power services projects such as large-scale equipment provision and installation, the performance obligation of completing the installation is satisfied over time, and revenue is recognized on a percentage completion basis using an input method. Revenue for stand-alone equipment sales is recognized at the point of passing control of the asset to the customer. Other revenue for small jobs and those completed in a limited timeframe are recognized when the job is complete.

Warranties are of short duration and only cover defective workmanship and defective materials.
No
additional services are committed to which generate a performance obligation.

No
adjustment is made for the effects of financing, as the Group expects, at contract inception, that the period between when the goods and services are transferred to the customer and when the customer pays, will be one
year or less.

If the revenue recognized for goods and services rendered by the Company exceeds amounts that the Company is entitled to bill the customer, a contract asset is recognized. If amounts billed exceed the revenue recognized for goods and services rendered, a contract liability is recognized.

Incremental costs of obtaining a contract are expensed as incurred.

2.14	Employee benefits

Pension
The employer pension contributions are associated with defined contribution schemes. The costs are therefore recognized in the month in which the contribution is incurred, which is consistent with recognition of payroll expenses.

Short-term benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount because of past service provided by the employee and the obligation can be reliably measured.

Short-term compensated absences
A liability for short-term compensated absences, such as holiday, is recognized for the amount the Group may
be required to pay because of the unused entitlement that has accumulated at the end of the reporting period.

2.15	Restructuring costs

Restructuring costs are by nature
one
-time incurrences and do
not
represent the normal trading activities of the business and accordingly are disclosed separately on the consolidated statement of comprehensive income in accordance with IAS
1
in order to draw them to the attention of the reader of the financial statements. Restructuring costs are defined in accordance with IAS
37
as being related to sale or termination of a line of business, closure of business locations, changes in management structure, or fundamental reorganizations.

2.1 6	New standards, amendments and interpretations

During the current period, the Group adopted all of the new and revised Standards and Interpretations that are relevant to its operations and effective for accounting periods beginning on
April 1, 2019.
Their adoption did
not
have a material impact on the financial position of the Group, with the exception of IFRS
16
–
Leases
.

Effective
April 1, 2019,
the Group adopted the provisions of IFRS
16
–
Leases
on a modified retrospective basis, recognizing the cumulative effect of initial application to opening retained earnings for the period.

At transition, for leases classified as operating leases under IAS
17,
lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate. The Group used the following practical expedients when applying IFRS
16:

•	Applied the exemption not to recognize right of use assets and liabilities for leases with less than 12 months of lease term;

•	Excluded initial direct costs from measuring the right of use asset at the date of initial application; and

•	Apply a single discount rate to a portfolio of leases with similar characteristics.

The change in accounting policy affected the following items in the statement of financial position on
1
April 2019:

(US dollars in thousands)
Property, plant, and equipment	1,586
Lease liability – current	(587)
Lease liability – non-current	(979)
Adjustment to opening retained earnings as at April 1, 2019	20

The adoption of IFRS
16
did
not
have a material impact on leases previously recorded as finance leases.

There are
no
other IASB and IFRIC standards that have been issued with an effective date after the date of the financial statements.